Cash Generated by Operations - Disclosure of Cash Generated by Operations (Details) - ZAR (R) R in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation		R (1,058)	R 6,382	R (595)
Adjustments for:
Amortisation and depreciation		3,683	3,877	3,508
Impairment of assets		4,433	1,124	0
Share-based payments		145	160	180
Net decrease in provision for post-retirement benefits		(14)	(13)	(12)
Net increase in provision for environmental rehabilitation		71	135	0
Gains on disposals of property, plant and equipment		(24)	(11)	(2)
Loss on scrapping of property, plant and equipment		7	161	62
Profit from associates		(63)	(83)	(94)
Investment income		(352)	(244)	(375)
ARM BBEE day one expense		0	(87)	0
Finance costs		718	661	661
Inventory revaluation adjustments		21	69	(70)
Foreign exchange translation difference		338	(810)	989
Non-cash portion of (gains)/losses on derivatives		252	(1,204)	1,382
Day one loss amortisation		(49)	(47)	40
Streaming contract revenue		(471)	(397)	0
Silicosis settlement provision – net		(86)	(90)	(119)
Gain on bargain purchase		0	(303)	0
Contingent consideration remeasurement	R (127)	(61)	(127)	0
Other non-cash adjustments		14	(43)	(42)
Effect of changes in operating working capital items
(Increase)/decrease in Receivables		21	(339)	(349)
Increase in Inventories		(232)	(37)	(150)
Increase/(decrease) in Payables		52	967	(49)
Cash generated by operations		7,378	9,741	5,031
Increase In Gold In Lock Up		(71)	(17)	(4)
Increase in loss allowance recognised during the year		22	47	63
Provision For Obsolete Stock		R 82	R 10	R 7